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                                                  ------------------------------
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number    811-07148
                                   --------------------------------

                            Schwartz Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  3707 West Maple Road        Bloomfield Hills, Michigan              48301
--------------------------------------------------------------------------------
        (Address of principal executive offices)                    (Zip code)

                               George P. Schwartz

Schwartz Investment Counsel, Inc. 3707 W. Maple Road Bloomfield Hills, MI 48301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (248) 644-8500
                                                     ---------------------------

Date of fiscal year end:      December 31, 2006
                          ---------------------------

Date of reporting period:     September 30, 2006
                          ---------------------------


Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================
     SHARES   COMMON STOCKS -- 89.5%                                MARKET VALUE
================================================================================
              AEROSPACE & DEFENSE -- 1.4%
      11,000  American Science and Engineering, Inc.*              $    533,720
       5,000  General Dynamics Corporation                              358,350
                                                                  --------------
                                                                        892,070
                                                                  --------------
              BUILDING MATERIALS & CONSTRUCTION -- 5.8%
      30,000  American Woodmark Corporation                           1,010,700
      20,000  A.S.V., Inc.*                                             298,200
      25,000  Champion Enterprises, Inc.*                               172,500
      45,000  Pulte Homes, Inc.                                       1,433,700
       2,000  Ryland Group, Inc. (The)                                   86,420
      30,000  Simpson Manufacturing Company, Inc.                       810,900
                                                                  --------------
                                                                      3,812,420
                                                                  --------------
              BUSINESS SERVICES -- 6.3%
      15,000  Diebold, Incorporated                                     652,950
      80,000  Neogen Corporation*                                     1,732,800
      97,100  Superior Uniform Group, Inc.                            1,205,011
     260,000  TVI Corporation*                                          548,600
                                                                  --------------
                                                                      4,139,361
                                                                  --------------
              CONSUMER -- DURABLES -- 7.6%
     135,000  Craftmade International, Inc.                           2,312,550
      25,000  Leggett & Platt, Inc.                                     625,750
       7,500  Polaris Industries, Inc.                                  308,625
      20,000  Stanley Furniture Company, Inc.                           426,200
      32,500  Thor Industries, Inc.                                   1,338,025
                                                                  --------------
                                                                      5,011,150
                                                                  --------------
              CONSUMER -- NONDURABLES -- 13.0%
       5,000  ACCO Brands Corporation*                                  111,300
      10,000  Acme United Corporation                                   147,500
      40,000  Chattem, Inc.*                                          1,404,800
       7,000  Fortune Brands, Inc.                                      525,770
     100,000  Hartmarx Corporation*                                     677,000
       1,000  K-Swiss, Inc. - Class A                                    30,060
     130,000  Lifetime Brands, Inc.                                   2,407,600
      25,000  Prestige Brands Holdings, Inc.*                           278,500
      45,000  RC2 Corporation*                                        1,508,850
       8,500  Sherwin-Williams Company (The)                            474,130
       8,486  Velcro Industries N.V.                                    118,974
      40,000  Weyco Group, Inc.                                         894,800
                                                                  --------------
                                                                      8,579,284
                                                                  --------------

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES   COMMON STOCKS -- 89.5% (CONTINUED)                    MARKET VALUE
================================================================================
              CONSUMER -- RETAIL -- 5.6%
      20,000  Chico's FAS, Inc.*                                   $    430,600
       5,000  Christopher & Banks Corporation                           147,400
      30,000  Dollar Tree Stores, Inc.*                                 928,800
      17,500  Home Depot, Inc.                                          634,725
      25,000  Ross Stores, Inc.                                         635,250
      12,500  Wal-Mart Stores, Inc.                                     616,500
      10,000  Zale Corporation*                                         277,400
                                                                  --------------
                                                                      3,670,675
                                                                  --------------
              EDUCATION -- 0.5%
      20,000  Nobel Learning Communities, Inc.*                         206,000
       1,000  Strayer Education, Inc.                                   108,210
                                                                  --------------
                                                                        314,210
                                                                  --------------
              ENERGY & MINING -- 4.1%
       5,000  ConocoPhillips                                            297,650
       1,000  Core Laboratories N.V.*                                    63,800
      20,000  EnCana Corporation                                        933,800
     125,000  Input/Output, Inc.*                                     1,241,250
       5,000  Southwestern Energy Company*                              149,350
                                                                  --------------
                                                                      2,685,850
                                                                  --------------
              FINANCE -- BANKS & THRIFTS -- 2.2%
      31,800  Century Bancorp, Inc. - Class A                           810,900
          33  Ohio Savings Financial Corporation                        374,550
      10,000  Synovus Financial Corporation                             293,700
                                                                  --------------
                                                                      1,479,150
                                                                  --------------
              FINANCE -- INSURANCE -- 10.3%
      50,000  American Safety Insurance Holdings, Ltd.*                 915,000
          15  Berkshire Hathaway, Inc. - Class A*                     1,437,000
      22,050  Fremont Michigan InsuraCorp, Inc. - Class A*              915,075
     100,000  Meadowbrook Insurance Group, Inc.*                      1,126,000
     182,700  Unico American Corporation*                             1,890,945
      15,000  United Fire & Casualty Company                            469,500
                                                                  --------------
                                                                      6,753,520
                                                                  --------------
              FINANCE -- SERVICES -- 2.9%
      10,000  Student Loan Corporation (The)                          1,921,800
                                                                  --------------

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES   COMMON STOCKS -- 89.5% (CONTINUED)                    MARKET VALUE
================================================================================
              HEALTHCARE -- 11.8%
       8,000  Johnson & Johnson                                    $    519,520
     100,000  Kinetic Concepts, Inc.*                                 3,146,000
       5,000  Manor Care, Inc.                                          261,400
      33,400  MedQuist, Inc.*                                           387,440
      58,400  National Dentex Corporation*                            1,147,560
      15,000  Pfizer, Inc.                                              425,400
      42,000  Waters Corporation*                                     1,901,760
                                                                  --------------
                                                                      7,789,080
                                                                  --------------

              INDUSTRIAL PRODUCTS & SERVICES -- 9.3%
      10,000  Balchem Corporation                                       197,900
       5,000  Caterpillar Inc.                                          329,000
      10,000  Dover Corporation                                         474,400
     175,000  Gentex Corporation                                      2,486,750
      25,000  Graco, Inc.                                               976,500
       7,500  PACCAR, Inc.                                              427,650
      31,830  Strattec Security Corporation*                          1,218,134
                                                                  --------------
                                                                      6,110,334
                                                                  --------------
              REAL ESTATE -- 1.6%
      16,499  I. Gordon Corporation*                                    321,731
      22,500  PICO Holdings, Inc.*                                      732,375
                                                                  --------------
                                                                      1,054,106
                                                                  --------------
              TECHNOLOGY -- 7.1%
      10,000  ADTRAN, Inc.                                              238,400
      25,000  Check Point Software Technologies Ltd.*                   476,250
      78,085  Sparton Corporation                                       652,010
      15,000  Stratasys, Inc.*                                          396,150
      50,000  Yak Communications, Inc.*                                 256,000
      75,000  Zebra Technologies Corporation - Class A*               2,680,500
                                                                  --------------
                                                                      4,699,310
                                                                  --------------
              TOTAL COMMON STOCKS (Cost $52,419,970)               $ 58,912,320
                                                                  --------------

================================================================================
     SHARES   OPEN-END FUNDS -- 0.0%                                MARKET VALUE
================================================================================
          43  Sequoia Fund (Cost $5,475)                           $      7,104
                                                                  --------------

================================================================================
     SHARES   EXCHANGE TRADED FUNDS -- 6.8%                         MARKET VALUE
================================================================================
      15,000  iShares S&P 100 Index Fund                           $    931,800
      35,000  Rydex Russell Top 50 ETF                                3,526,600
                                                                  --------------
              TOTAL EXCHANGE TRADED FUNDS (Cost $4,168,211)        $  4,458,400
                                                                  --------------

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 FACE AMOUNT  REPURCHASE AGREEMENTS (1) -- 4.5%                     MARKET VALUE
================================================================================
 $ 2,967,753  U.S. Bank N.A., 4.10%, dated 09/29/06, due 10/02/06 repurchase proceeds: $2,968,767 (Cost $2,967,753)  $  2,967,753
                                                                  --------------

              TOTAL INVESTMENTS AT MARKET VALUE -- 100.8%
              (Cost $59,561,409)                                   $ 66,345,577

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.8%)          (517,269)
                                                                  --------------

              NET ASSETS -- 100.0%                                  $ 65,828,308
                                                                   =============

* Non-income producing security.

(1) Repurchase agreements are fully collaterized by U.S. Government obligations.


See notes to schedule of investments.

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)



1. SECURITIES VALUATION

The securities of the Schwartz Value Fund which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange (NYSE) on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the average of the highest current independent bid and lowest current independent offer as of the close of the regular session of trading on the NYSE on the day of valuation. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing primarily capital stock of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

2. SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost basis.

3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of September 30, 2006:

         Cost of portfolio of investments    $59,648,945
                                             ===========

         Gross unrealized appreciation       $ 9,400,103
         Gross unrealized depreciation        (2,703,471)
                                              -----------

         Net unrealized appreciation         $ 6,696,632
                                             ============

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================
     SHARES   COMMON STOCKS -- 98.0%                               MARKET VALUE
================================================================================
              AEROSPACE & DEFENSE -- 5.0%
      40,000  American Science and Engineering, Inc.*              $  1,940,800
      80,000  General Dynamics Corporation                            5,733,600
     120,000  Mine Safety Appliances Company                          4,276,800
                                                                  --------------
                                                                     11,951,200
                                                                  --------------
              BUILDING MATERIALS & CONSTRUCTION -- 7.3%
     115,000  American Woodmark Corporation                           3,874,350
      30,000  A.S.V., Inc.*                                             447,300
     150,000  Champion Enterprises, Inc.*                             1,035,000
     195,000  Pulte Homes, Inc.                                       6,212,700
      70,000  Ryland Group, Inc. (The)                                3,024,700
     100,000  Simpson Manufacturing Company, Inc.                     2,703,000
                                                                  --------------
                                                                     17,297,050
                                                                  --------------
              BUSINESS SERVICES -- 3.4%
      90,000  Diebold, Incorporated                                   3,917,700
     138,000  Neogen Corporation*                                     2,989,080
     600,000  TVI Corporation*                                        1,266,000
                                                                  --------------
                                                                      8,172,780
                                                                  --------------
              CONSUMER - DURABLES -- 10.0%
      15,000  Brunswick Corporation                                     467,850
     297,000  Craftmade International, Inc.                           5,087,610
      40,000  Harley-Davidson, Inc.                                   2,510,000
     250,000  Leggett & Platt, Inc.                                   6,257,500
      40,000  Polaris Industries, Inc.                                1,646,000
      50,000  Stanley Furniture Company, Inc.                         1,065,500
     160,000  Thor Industries, Inc.                                   6,587,200
                                                                  --------------
                                                                     23,621,660
                                                                  --------------
              CONSUMER - NONDURABLES -- 11.6%
      50,000  ACCO Brands Corporation*                                1,113,000
     125,000  Chattem, Inc.*                                          4,390,000
     450,000  Lifetime Brands, Inc.                                   8,334,000
     175,000  RC2 Corporation*                                        5,867,750
     100,000  Sherwin-Williams Company (The)                          5,578,000
      30,000  VF Corporation                                          2,188,500
                                                                  --------------
                                                                     27,471,250
                                                                  --------------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES   COMMON STOCKS -- 98.0% (CONTINUED)                   MARKET VALUE
================================================================================
              CONSUMER - RETAIL -- 8.3%
     150,000  Chico's FAS, Inc.*                                   $  3,229,500
      25,000  Christopher & Banks Corporation                           737,000
     290,000  Dollar Tree Stores, Inc.*                               8,978,400
     100,000  Ross Stores, Inc.                                       2,541,000
     150,000  Zale Corporation*                                       4,161,000
                                                                  --------------
                                                                     19,646,900
                                                                  --------------
              ENERGY & MINING -- 8.2%
      20,000  Anadarko Petroleum Corporation                            876,600
      75,000  ConocoPhillips                                          4,464,750
      10,000  Core Laboratories N.V.*                                   638,000
      35,000  Exxon Mobil Corporation                                 2,348,500
     700,000  Input/Output, Inc.*                                     6,951,000
      90,000  Southwestern Energy Company*                            2,688,300
      10,000  Transocean Inc.*                                          732,300
      15,000  XTO Energy Inc.                                           631,950
                                                                  --------------
                                                                     19,331,400
                                                                  --------------
              FINANCE - BANKS & THRIFTS -- 2.8%
      45,000  BB&T Corporation                                        1,970,100
      10,000  Century Bancorp, Inc. - Class A                           255,000
         100  Ohio Savings Financial Corporation                      1,135,000
      75,000  Synovus Financial Corporation                           2,202,750
      40,000  TCF Financial Corporation                               1,051,600
                                                                  --------------
                                                                      6,614,450
                                                                  --------------
              FINANCE - INSURANCE -- 7.7%
     210,000  American Safety Insurance Holdings, Ltd*                3,843,000
      50,000  Everest Re Group, Ltd.                                  4,876,500
     430,000  Meadowbrook Insurance Group, Inc.*                      4,841,800
     282,945  Unico American Corporation*                             2,928,481
      55,000  United Fire & Casualty Corporation                      1,721,500
                                                                  --------------
                                                                     18,211,281
                                                                  --------------
              FINANCE - SERVICES -- 3.2%
      40,000  Student Loan Corporation (The)                          7,687,200
                                                                  --------------

              HEALTHCARE -- 10.5%
      35,000  Beckman Coulter, Inc.                                   2,014,600
     275,000  Kinetic Concepts, Inc.*                                 8,651,500
      80,000  Manor Care, Inc.                                        4,182,400
     170,000  Mylan Laboratories Inc.                                 3,422,100
      30,000  Stryker Corporation                                     1,487,700
     115,000  Waters Corporation*                                     5,207,200
                                                                  --------------
                                                                     24,965,500
                                                                  --------------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
      SHARES  COMMON STOCKS -- 98.0% (CONTINUED)                  MARKET VALUE
================================================================================
              INDUSTRIAL PRODUCTS & SERVICES -- 9.9%
      60,000  Balchem Corporation                                  $  1,187,400
      35,000  Caterpillar Inc.                                        2,303,000
     625,000  Gentex Corporation                                      8,881,250
      50,000  Genuine Parts Company                                   2,156,500
     150,000  Graco, Inc.                                             5,859,000
      20,000  Johnson Controls, Inc.                                  1,434,800
      12,500  Stericycle, Inc.*                                         872,375
      15,000  Teleflex Incorporated                                     834,600
                                                                  --------------
                                                                     23,528,925
                                                                  --------------
              REAL ESTATE -- 0.7%
      50,000  Health Care Property Investors, Inc.                    1,552,500
                                                                  --------------
              TECHNOLOGY -- 8.7%
     150,000  ADTRAN, Inc.                                            3,576,000
      30,000  Alltel Corporation                                      1,665,000
      18,000  CenturyTel, Inc.                                          714,060
     168,647  Sparton Corporation                                     1,408,202
     131,106  Stratasys, Inc.*                                        3,462,510
      75,000  Yak Communications, Inc.*                                 384,000
     260,000  Zebra Technologies Corporation - Class A*               9,292,400
                                                                  --------------
                                                                     20,502,172
                                                                  --------------
              UTILITIES -- 0.7%
     305,000  SEMCO Energy, Inc.*                                     1,720,200
                                                                  --------------

              TOTAL COMMON STOCKS (Cost $206,258,727)              $232,274,468
                                                                  --------------

================================================================================
     SHARES   CASH EQUIVALENTS -- 2.1%                             MARKET VALUE
================================================================================
   4,936,239  Federated Treasury Obligations Money Market Fund
               (Cost $4,936,239)                                   $  4,936,239
                                                                  --------------

              TOTAL INVESTMENTS AT MARKET VALUE -- 100.1%
              (Cost $211,194,966)                                  $237,210,707

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)          (163,731)
                                                                  --------------
              NET ASSETS -- 100.0%                                 $237,046,976
                                                                  ==============
 * Non-income producing security.

See accompanying notes to schedule of investments.

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================
     SHARES   COMMON STOCKS -- 97.9%                               MARKET VALUE
================================================================================
              AEROSPACE & DEFENSE -- 7.4%
      18,000  Alliant Techsystems, Inc.*                           $  1,459,080
      29,200  General Dynamics Corporation                            2,092,764
      37,500  Rockwell Collins, Inc.                                  2,056,500
                                                                  --------------
                                                                      5,608,344
                                                                  --------------
              CONSUMER - DURABLES -- 10.9%
      27,000  Black & Decker Corporation (The)                        2,142,450
      37,900  Harley-Davidson, Inc.                                   2,378,225
      38,200  Polaris Industries, Inc.                                1,571,930
      50,900  Toro Company (The)                                      2,146,453
                                                                  --------------
                                                                      8,239,058
                                                                  --------------
              CONSUMER - NONDURABLES -- 6.0%
      45,200  Kellogg Company                                         2,238,304
      60,000  McCormick & Company, Inc.                               2,278,800
                                                                  --------------
                                                                      4,517,104
                                                                  --------------
               CONSUMER - RETAIL -- 4.3%
      53,100  Bed Bath & Beyond Inc.*                                 2,031,606
      46,300  Ross Stores, Inc.                                       1,176,483
                                                                  --------------
                                                                      3,208,089
                                                                  --------------
              ENERGY & MINING -- 6.6%
      29,000  Frontier Oil Corporation                                  770,820
      45,800  Occidental Petroleum Corporation                        2,203,438
      48,200  XTO Energy, Inc.                                        2,030,666
                                                                  --------------
                                                                      5,004,924
                                                                  --------------
              FINANCE - BANKS & THRIFTS -- 2.7%
      56,200  National City Corporation                               2,056,920
                                                                  --------------
              FINANCE - INSURANCE -- 4.8%
      50,400  Arthur J. Gallagher & Co.                               1,344,168
      74,700  Brown & Brown, Inc.                                     2,282,832
                                                                  --------------
                                                                      3,627,000
                                                                  --------------
              FINANCE - SERVICES -- 6.8%
      50,950  FactSet Research Systems, Inc.                          2,474,642
      47,000  SEI Investments Company                                 2,640,930
                                                                  --------------
                                                                      5,115,572
                                                                  --------------

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES   COMMON STOCKS -- 97.9% (CONTINUED)                   MARKET VALUE
================================================================================
              HEALTHCARE -- 18.0%
      29,300  Beckman Coulter, Inc.                                $  1,686,508
      60,900  Biomet, Inc.                                            1,960,371
      30,100  C. R. Bard, Inc.                                        2,257,500
      55,500  Patterson Companies, Inc.*                              1,865,355
      42,500  Stryker Corporation                                     2,107,575
      32,000  Varian Medical Systems, Inc.*                           1,708,480
      43,600  Waters Corporation*                                     1,974,208
                                                                  --------------
                                                                     13,559,997
                                                                  --------------

              INDUSTRIAL PRODUCTS & SERVICES -- 27.6%
      44,600  AMETEK, Inc.                                            1,942,330
      61,800  CLARCOR, Inc.                                           1,884,282
      30,200  Danaher Corporation                                     2,073,834
      61,400  Donaldson Company, Inc.                                 2,265,660
      49,100  Expeditors International of Washington, Inc.            2,188,878
      46,300  Franklin Electric Company, Inc.                         2,460,382
      53,400  Graco, Inc.                                             2,085,804
      39,600  ITT Industries, Inc.                                    2,030,292
      27,300  Johnson Controls, Inc.                                  1,958,502
      46,400  Landstar System, Inc.                                   1,981,280
                                                                  --------------
                                                                     20,871,244
                                                                  --------------
              TECHNOLOGY -- 2.8%
      31,900  Mettler-Toledo International Inc.*                      2,110,185
                                                                  --------------

              TOTAL COMMON STOCKS (Cost $66,052,188)               $ 73,918,437
                                                                  --------------

================================================================================
     SHARES   CASH EQUIVALENTS -- 2.2%                             MARKET VALUE
================================================================================
   1,691,997  Federated Treasury Obligations Money Market Fund
               (Cost $1,691,997)                                   $  1,691,997
                                                                  --------------

              TOTAL INVESTMENTS AT MARKET VALUE -- 100.1%
              (Cost $67,744,185)                                   $ 75,610,434

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)           (68,858)
                                                                  --------------

              NET ASSETS -- 100.0%                                 $ 75,541,576
                                                                  ==============

 * Non-income producing security.

See accompanying notes to schedule of investments.

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================
     SHARES   COMMON STOCKS -- 95.5%                               MARKET VALUE
================================================================================
              AEROSPACE & DEFENSE -- 1.7%
       8,000  General Dynamics Corporation                         $    573,360
                                                                  --------------

              BUILDING MATERIALS & CONSTRUCTION -- 4.6%
      35,000  Masco Corporation                                         959,700
      17,500  Pulte Homes, Inc.                                         557,550
                                                                  --------------
                                                                      1,517,250
                                                                  --------------
              BUSINESS SERVICES -- 6.7%
      28,500  Diebold, Incorporated                                   1,240,605
      90,000  ServiceMaster Company (The)                             1,008,900
                                                                  --------------
                                                                      2,249,505
                                                                  --------------
              CONSUMER - DURABLES -- 8.1%
      36,000  Leggett & Platt, Inc.                                     901,080
      10,000  Newell Rubbermaid Inc.                                    283,200
      25,000  Polaris Industries, Inc.                                1,028,750
      12,000  Thor Industries, Inc.                                     494,040
                                                                  --------------
                                                                      2,707,070
                                                                  --------------
              CONSUMER - NONDURABLES -- 12.8%
      20,000  Hormel Foods Corporation                                  719,600
      10,000  J.M. Smucker Company (The)                                479,500
      15,000  Kellogg Company                                           742,800
      25,000  McCormick & Company, Inc.                                 949,500
      12,000  Sherwin-Williams Company (The)                            669,360
      10,000  VF Corporation                                            729,500
                                                                  --------------
                                                                      4,290,260
                                                                  --------------
              CONSUMER - RETAIL -- 3.1%
      40,000  Ross Stores, Inc.                                       1,016,400
                                                                  --------------

              ENERGY & MINING -- 2.0%
      10,000  Exxon Mobil Corporation                                   671,000
                                                                  --------------

              FINANCE - BANKS & THRIFTS -- 14.5%
      24,000  BB&T Corporation                                        1,050,720
      32,500  Citizens Banking Corporation                              853,450
      35,000  Synovus Financial Corporation                           1,027,950
      45,000  TCF Financial Corporation                               1,183,050
      20,000  United Bankshares, Inc.                                   744,400
                                                                  --------------
                                                                      4,859,570
                                                                  --------------

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES   COMMON STOCKS -- 95.5%(CONTINUED)                    MARKET VALUE
================================================================================
              FINANCE - INSURANCE -- 3.5%
      44,000  Arthur J. Gallagher & Co.                            $  1,173,480
                                                                  --------------

              FINANCE - SERVICES -- 2.3%
       4,000  Student Loan Corporation (The)                            768,720
                                                                  --------------

              HEALTHCARE -- 8.7%
      19,000  Beckman Coulter, Inc.                                   1,093,640
       8,000  Becton, Dickinson & Company                               565,360
       5,000  Manor Care, Inc.                                          261,400
      20,000  Stryker Corporation                                       991,800
                                                                  --------------
                                                                      2,912,200
                                                                  --------------
              INDUSTRIAL PRODUCTS & SERVICES -- 23.7%
      11,000  Caterpillar Inc.                                          723,800
      14,000  Dover Corporation                                         664,160
      60,000  Gentex Corporation                                        852,600
      25,000  Genuine Parts Company                                   1,078,250
      15,000  Graco, Inc.                                               585,900
      12,000  Johnson Controls, Inc.                                    860,880
      55,000  RPM International Inc.                                  1,044,450
      20,000  Stanley Works (The)                                       997,000
       3,000  Teleflex Incorporated                                     166,920
      14,000  W.W. Grainger, Inc.                                       938,280
                                                                  --------------
                                                                      7,912,240
                                                                  --------------
              TECHNOLOGY -- 0.6%
       3,500  Alltel Corporation                                        194,250
                                                                  --------------

              UTILITIES -- 3.2%
      24,000  FPL Group, Inc.                                         1,080,000
                                                                  --------------

              TOTAL COMMON STOCKS (Cost $29,967,463)               $ 31,925,305
                                                                  ==============

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES   CASH EQUIVALENTS -- 7.7%                             MARKET VALUE
================================================================================
   1,670,349  Federated Treasury Obligations Money Market Fund     $  1,670,349
     889,775  Federated Government Obligations Money Market Fund        889,775
                                                                  --------------

              TOTAL CASH EQUIVALENTS (Cost $2,560,124)             $  2,560,124
                                                                  --------------

              TOTAL INVESTMENTS AT MARKET VALUE -- 103.2%
              (Cost $32,527,587)                                   $ 34,485,429

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.2%)        (1,069,351)
                                                                  --------------

              NET ASSETS -- 100.0%                                 $ 33,416,078
                                                                  ==============

See accompanying notes to schedule of investments.

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================
     SHARES   COMMON STOCKS -- 82.2%                               MARKET VALUE
================================================================================
              AEROSPACE & DEFENSE -- 0.6%
       2,000  American Science and Engineering, Inc.*              $     97,040
                                                                  --------------

              BUILDING MATERIALS & CONSTRUCTION -- 6.6%
       7,500  American Woodmark Corporation                             252,675
      15,000  A.S.V., Inc.*                                             223,650
      25,000  Champion Enterprises, Inc.*                               172,500
       5,000  Pulte Homes, Inc.                                         159,300
       2,000  Ryland Group, Inc. (The)                                   86,420
      10,000  Simpson Manufacturing Company, Inc.                       270,300
                                                                  --------------
                                                                      1,164,845
                                                                  --------------
              BUSINESS SERVICES -- 2.5%
      12,500  ServiceMaster Company (The)                               140,125
      10,000  Superior Uniform Group, Inc.                              124,100
      85,000  TVI Corporation*                                          179,350
                                                                  --------------
                                                                        443,575
                                                                  --------------
              CONSUMER - DURABLES -- 14.5%
      25,000  Craftmade International, Inc.                             428,250
      22,500  Leggett & Platt, Inc.                                     563,175
      12,500  Polaris Industries, Inc                                   514,375
      10,000  Stanley Furniture Company, Inc.                           213,100
      20,000  Thor Industries, Inc.                                     823,400
                                                                  --------------
                                                                      2,542,300
                                                                  --------------
              CONSUMER - NONDURABLES -- 9.0%
       5,000  ACCO Brands Corporation*                                  111,300
      15,000  Acme United Corporation                                   221,250
       7,500  Chattem, Inc.*                                            263,400
      10,000  Hartmarx Corporation*                                      67,700
      25,000  Lifetime Brands, Inc.                                     463,000
      10,000  Prestige Brands Holdings, Inc.*                           111,400
      10,000  RC2 Corporation*                                          335,300
                                                                  --------------
                                                                      1,573,350
                                                                  --------------
              CONSUMER - RETAIL -- 2.3%
       2,500  Conn's, Inc.*                                              52,175
       5,000  Dollar Tree Stores, Inc.*                                 154,800
       2,000  Ross Stores, Inc.                                          50,820
       5,000  Zale Corporation*                                         138,700
                                                                  --------------
                                                                        396,495
                                                                  --------------

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES   COMMON STOCKS -- 82.2% (CONTINUED)                   MARKET VALUE
================================================================================
              ENERGY & MINING -- 3.9%
      36,500  Input/Output, Inc.*                                  $    362,445
       7,500  Patterson-UTI Energy, Inc.                                178,200
       5,000  Southwestern Energy Company*                              149,350
                                                                  --------------
                                                                        689,995
                                                                  --------------
              FINANCE - BANKS & THRIFTS -- 5.9%
      10,000  Century Bancorp, Inc. - Class A                           255,000
          15  Ohio Savings Financial Corporation*                       170,250
      15,000  TCF Financial Corporation                                 394,350
       6,000  United Bankshares, Inc.                                   223,320
                                                                  --------------
                                                                      1,042,920
                                                                  --------------
              FINANCE - INSURANCE -- 6.5%
       8,000  American Safety Insurance Holdings Ltd.*                  146,400
      12,000  Arthur J. Gallagher & Co.                                 320,040
       5,000  Fremont Michigan InsuraCorp, Inc. - Class A*              207,500
      25,000  Meadowbrook Insurance Group, Inc.*                        281,500
       3,200  Unico American Corporation*                                33,120
       5,000  United Fire & Casualty Company                            156,500
                                                                  --------------
                                                                      1,145,060
                                                                  --------------
              FINANCE - SERVICES -- 2.2%
       2,000  Student Loan Corporation (The)                            384,360
                                                                  --------------

              HEALTHCARE -- 8.3%
       2,500  Beckman Coulter, Inc.                                     143,900
      23,000  Kinetic Concepts, Inc.*                                   723,580
       7,500  Stryker Corporation                                       371,925
       5,000  Waters Corporation*                                       226,400
                                                                  --------------
                                                                      1,465,805
                                                                  --------------
              INDUSTRIAL PRODUCTS & SERVICES -- 13.5%
       5,000  Applied Industrial Technologies, Inc.                     122,000
       3,000  Balchem Corporation                                        59,370
      47,500  Gentex Corporation                                        674,975
      15,000  Graco, Inc.                                               585,900
       5,000  Matthews International Corporation - Class A              184,050
      10,000  RPM International Inc.                                    189,900
       9,045  Strattec Security Corporation*                            346,152
      10,000  Sun Hydraulics Corporation                                205,100
                                                                  --------------
                                                                      2,367,447
                                                                  --------------
              TECHNOLOGY -- 6.1%
      10,000  ADTRAN, Inc.                                              238,400
       8,000  Stratasys, Inc.*                                          211,280
      17,500  Zebra Technologies Corporation - Class A*                 625,450
                                                                  --------------
                                                                      1,075,130
                                                                  --------------

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES   COMMON STOCKS -- 82.2% (CONTINUED)                   MARKET VALUE
================================================================================
              UTILITIES -- 0.3%
      10,000  SEMCO Energy, Inc.*                                  $     56,400
                                                                  --------------
              TOTAL COMMON STOCKS (Cost $14,573,770)               $ 14,444,722
                                                                  --------------

================================================================================
     SHARES   CASH EQUIVALENTS -- 9.8%                             MARKET VALUE
================================================================================
     862,477  Federated Treasury Obligations Money Market Fund     $    862,477
     862,477  Federated Government Obligations Money Market Fund        862,477
                                                                  --------------
              TOTAL CASH EQUIVALENTS ( Cost $1,724,954)            $  1,724,954
                                                                  --------------

================================================================================
 FACE AMOUNT  REPURCHASE AGREEMENTS (1) -- 8.9%                    MARKET VALUE
================================================================================
 $ 1,559,246  U.S. Bank N.A., 4.100%, dated 09/29/06, due 10/02/06
               repurchase proceeds: $1,559,778 (Cost $1,559,246)   $  1,559,246
                                                                  --------------

              TOTAL INVESTMENTS AT MARKET VALUE -- 100.9%
              (Cost $17,857,970)                                   $ 17,728,922

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.9%)          (153,297)
                                                                  --------------

              NET ASSETS -- 100.0%                                 $ 17,575,625
                                                                  ==============

 * Non-income producing security.

(1) Repurchase agreements are fully collaterized by U.S. Government obligations.

See accompanying notes to schedule of investments.

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================
   PAR VALUE    U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 65.2%    MARKET VALUE
================================================================================
                U.S. TREASURIES -- 55.3%
 $ 2,000,000    U.S. Treasury Note, 3.000%, due 11/15/07           $  1,959,376
   1,000,000    U.S. Treasury Note, 3.000%, due 02/15/08                976,289
   2,000,000    U.S. Treasury Note, 3.375%, due 02/15/08              1,962,266
   3,000,000    U.S. Treasury Note, 2.625%, due 05/15/08              2,901,798
   5,000,000    U.S. Treasury Note, 3.750%, due 05/15/08              4,922,070
   1,240,730    U.S. Treasury Inflation-Protection Note, 3.875%,
                 due 01/15/09                                         1,276,353
   1,000,000    U.S. Treasury Note, 3.000%, due 02/15/09                963,516
   1,000,000    U.S. Treasury Note, 3.375%, due 10/15/09                965,156
   1,500,000    U.S. Treasury Note, 4.250%, due 10/15/10              1,481,367
     500,000    U.S. Treasury Note, 4.375%, due 08/15/12                494,785
   1,000,000    U.S. Treasury Note, 4.000%, due 02/15/14                961,523
   4,000,000    U.S. Treasury Note, 4.125%, due 05/15/15              3,860,156
   1,000,000    U.S. Treasury Note, 4.500%, due 02/15/16                989,961
   1,007,570    U.S. Treasury Inflation-Protection Note, 2.500%,
                 due 07/15/16                                         1,027,721
                                                                  --------------
                                                                     24,742,337
                                                                  --------------
                U.S. GOVERNMENT AGENCIES -- 9.9%
   1,000,000    Federal Farm Credit Bank, 4.480%, due 08/24/12          976,179
   1,000,000    Federal Farm Credit Bank, 4.600%, due 12/27/12          981,217
     500,000    Federal Home Loan Bank, 3.375%, due 07/21/08            486,101
   1,000,000    Federal Home Loan Bank, 4.375%, due 02/04/10            978,799
   1,000,000    Federal Home Loan Bank, 5.000%, due 09/01/10          1,001,418
                                                                  --------------
                                                                      4,423,714
                                                                  --------------
                TOTAL U.S. GOVERNMENT AND
                 AGENCY OBLIGATIONS (Cost $29,522,482)             $ 29,166,051
                                                                  --------------

================================================================================
   PAR VALUE    CORPORATE BONDS -- 13.4%                           MARKET VALUE
================================================================================
                CONSUMER PRODUCTS -- 2.2%
 $ 1,000,000    Harley-Davidson, Inc. - 144A, 3.625%, due 12/15/08   $  967,747
                                                                  --------------

                FINANCE -- 4.4%
   1,000,000    Caterpillar Financial Services Corporation, 4.750%,
                 due 02/17/15                                           958,260
   1,000,000    Marshall & Ilsley Bank, 5.250%, due 09/04/12          1,006,049
                                                                  --------------
                                                                      1,964,309
                                                                  --------------
                INDUSTRIALS -- 4.5%
   1,000,000    Johnson Controls, Inc., 5.250%, due 01/15/11            990,117
   1,000,000    United Technologies Corporation, 6.350%,
                 due 03/01/11                                         1,044,728
                                                                  --------------
                                                                      2,034,845
                                                                  --------------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   PAR VALUE    CORPORATE BONDS -- 13.4% (CONTINUED)               MARKET VALUE
================================================================================
                UTILITIES -- 2.3%
 $ 1,000,000    Southern Power Company, 6.250%, due 07/15/12       $  1,034,159
                                                                  --------------

                TOTAL CORPORATE BONDS (Cost $6,134,689)            $  6,001,060
                                                                  --------------

================================================================================
     SHARES     COMMON STOCKS -- 17.7%                             MARKET VALUE
================================================================================
                BUSINESS SERVICES -- 1.1%
      45,000    ServiceMaster Company (The)                        $    504,450
                                                                  --------------

                CONSUMER - DURABLES -- 2.3%
      10,000    Leggett & Platt, Inc.                                   250,300
      27,000    Newell Rubbermaid Inc.                                  764,640
                                                                  --------------
                                                                      1,014,940
                                                                  --------------
                ENERGY & MINING -- 0.8%
      10,000    National Fuel Gas Company                               363,500
                                                                  --------------

                FINANCE - BANKS & THRIFTS -- 4.1%
      15,000    BB&T Corporation                                        656,700
      10,000    Citizens Banking Corporation                            262,600
      15,000    Huntington Bancshares Incorporated                      358,950
      15,000    National City Corporation                               549,000
                                                                  --------------
                                                                      1,827,250
                                                                  --------------
                FINANCE - INSURANCE -- 1.5%
      25,000    Arthur J. Gallagher & Co.                               666,750
                                                                  --------------

                INDUSTRIAL PRODUCTS & SERVICES -- 1.5%
      35,000    RPM International Inc.                                  664,650
                                                                  --------------

                REAL ESTATE -- 1.9%
      12,000    Duke Realty Corporation                                 448,200
      10,000    Washington Real Estate Investment Trust                 398,000
                                                                  --------------
                                                                        846,200
                                                                  --------------
                UTILITIES -- 4.5%
      15,000    FPL Group, Inc.                                         675,000
      16,000    Pinnacle West Capital Corporation                       720,800
      18,000    Southern Company                                        620,280
                                                                  --------------
                                                                      2,016,080
                                                                  --------------
                TOTAL COMMON STOCKS (Cost $6,975,738)              $  7,903,820
                                                                  --------------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES     CASH EQUIVALENTS -- 3.0%                           MARKET VALUE
================================================================================
   1,337,816    Federated Treasury Obligations Money Market Fund
                 (Cost $1,337,816)                                 $  1,337,816
                                                                  --------------

                TOTAL INVESTMENTS AT MARKET VALUE -- 99.3%
                (Cost $43,970,725)                                 $ 44,408,747

                OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.7%           300,145
                                                                  --------------

                NET ASSETS -- 100.0%                               $ 44,708,892
                                                                  ==============

See accompanying notes to schedule of investments.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

1. SECURITIES VALUATION

Securities of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria Opportunity Fund and the Ave Maria Bond Fund which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange (NYSE) on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

2. SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Gains and losses on security transactions are determined on the identified cost basis.

3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of September 30, 2006:


                                Ave Maria                          Ave Maria
                             Catholic Values      Ave Maria          Rising         Ave Maria        Ave Maria Bond
                                  Fund           Growth Fund      Dividend Fund  Opportunity Fund         Fund
Cost of portfolio
investments                   $ 211,436,615     $ 67,744,185     $ 32,527,587      $  17,862,633      $  43,970,725
                             ==============    ==============   ==============    ===============    ===============


Gross unrealized
appreciation                  $  33,500,431     $ 10,070,711     $  2,550,404      $     633,034      $   1,138,098
Gross unrealized
depreciation                     (7,726,339)      (2,204,462)        (592,562)          (766,745)          (700,076)
                             --------------    --------------   --------------    ---------------    ---------------


Net unrealized
appreciation/(depreciation)   $  25,774,092     $  7,866,249     $  1,957,842      $    (133,711)     $     438,022
                             ==============    ==============   ==============    ===============    ===============

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Ave Maria Catholic Values Fund and the Ave Maria Opportunity Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Schwartz Investment Trust
               -----------------------------------------------------------------



By (Signature and Title)        /s/ George P. Schwartz
                                ------------------------------------------------
                                George P. Schwartz, President

Date         November 28, 2006
      -----------------------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/ George P. Schwartz
                              --------------------------------------------------
                              George P. Schwartz, President

Date         November 28, 2006
      -----------------------------------------



By (Signature and Title)*       /s/ Timothy S. Schwartz
                              --------------------------------------------------
                              Timothy S. Schwartz, Treasurer

Date         November 28, 2006
      -----------------------------------------





* Print the name and title of each signing officer under his or her signature.